Derivative Financial Instruments (Schedule of Fair Values of Derivative Instruments) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2011 Other Current Assets [Member]	Mar. 31, 2010 Other Current Assets [Member]	Mar. 31, 2011 Other Current Assets [Member] Interest Rate Swap Contracts [Member]	Mar. 31, 2010 Other Current Assets [Member] Interest Rate Swap Contracts [Member]	Mar. 31, 2011 Other Current Assets [Member] Foreign Exchange Contracts [Member]	Mar. 31, 2010 Other Current Assets [Member] Foreign Exchange Contracts [Member]	Mar. 31, 2011 Other Current Assets [Member] Cross-Currency Interest Rate Swap Contracts [Member]	Mar. 31, 2010 Other Current Assets [Member] Cross-Currency Interest Rate Swap Contracts [Member]	Mar. 31, 2011 Other Current Liabilities [Member]	Mar. 31, 2010 Other Current Liabilities [Member]	Mar. 31, 2011 Other Current Liabilities [Member] Interest Rate Swap Contracts [Member]	Mar. 31, 2010 Other Current Liabilities [Member] Interest Rate Swap Contracts [Member]	Mar. 31, 2011 Other Current Liabilities [Member] Foreign Exchange Contracts [Member]	Mar. 31, 2010 Other Current Liabilities [Member] Foreign Exchange Contracts [Member]	Mar. 31, 2011 Other Current Liabilities [Member] Cross-Currency Interest Rate Swap Contracts [Member]	Mar. 31, 2010 Other Current Liabilities [Member] Cross-Currency Interest Rate Swap Contracts [Member]	Mar. 31, 2011 Other Long-Term Liabilities [Member]	Mar. 31, 2010 Other Long-Term Liabilities [Member]	Mar. 31, 2011 Other Long-Term Liabilities [Member] Interest Rate Swap Contracts [Member]	Mar. 31, 2010 Other Long-Term Liabilities [Member] Interest Rate Swap Contracts [Member]	Mar. 31, 2011 Other Long-Term Liabilities [Member] Foreign Exchange Contracts [Member]	Mar. 31, 2010 Other Long-Term Liabilities [Member] Foreign Exchange Contracts [Member]	Mar. 31, 2011 Other Long-Term Liabilities [Member] Cross-Currency Interest Rate Swap Contracts [Member]	Mar. 31, 2010 Other Long-Term Liabilities [Member] Cross-Currency Interest Rate Swap Contracts [Member]
Derivatives designated as hedging instruments		¥ 3	¥ 14			¥ 3	¥ 14
Derivative liabilities designated as hedging instruments										1,196	1,729	908	1,688			288	41	404	756	332	704			72	52
Derivatives not designated as hedging instruments		0	2				2
Derivatives not designated as hedging instruments										2,250	1,736	110	230	982	474	1,158	1,032	1,036	1,633	15	142			1,021	1,491
Total		3	16
Total										3,446	3,465							1,440	2,389
Unrecognized net loss (net of tax) on derivatives, to be reclassified into earnings within the next 12 months	¥ 585